Financial assets	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
25.	Financial assets
Debt investments at fair value through other comprehensive income

Debt investments at FVOCI comprise the following investments in listed and unlisted securities:

	31 December 2019	31 December 2018
Current Assets
Listed debt securities	345,602	42,454

	345,602	42,454

	Fair values
	31 December 2019	31 December 2018	Fair value hierarchy	Valuation technique
Financial assets at fair value through other comprehensive income	345,602	42,454	Level 1	Pricing models based on quoted market prices at the end of the reporting period.

Total	345,602	42,454

As of 31 December 2019 and 2018, the nominal and fair value amounts of financial assets are as follows:

31 December 2019
Currency	Nominal amount (original currency)	Fair value (in TL)	Maturity
EUR	2,000	15,026	16 February 2026
EUR	10,000	67,773	5 February 2021
USD	300	1,878	21 February 2022
EUR	20,000	133,072	17 December 2021
EUR	17,990	121,456	29 May 2020
USD	1,000	6,397	10 August 2024

Total financial assets		345,602

31 December 2018
Currency	Nominal amount (original currency)	Fair value (in TL)	Maturity
EUR	6,981	42,454	16 February 2026

Total financial assets		42,454

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December 2019	31 December 2018
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	3,472	—

	3,472	—